   [logo] M F S(R)
75 INVESTMENT MANAGEMENT
YEARS
WE INVENTED THE MUTUAL FUND(R)

                                   MFS(R) LIMITED
                                   MATURITY FUND
                                   SEMINANUAL REPORT o OCTOBER 31, 1998


              DIVERSIFYING YOUR INVESTMENT PORTFOLIO (see page 27)

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  7
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 13
Notes to Financial Statements ............................................. 20
Trustees and Officers ..................................................... 29

       MFS CELEBRATES ITS DIAMOND ANNIVERSARY!

       MARCH 21, 1999, MARKS THE 75TH ANNIVERSARY OF MFS' INVENTION OF
       THE MUTUAL FUND. THE MUTUAL FUND INDUSTRY HAS BROUGHT THE POWER
       OF INVESTING TO EVERY AMERICAN, OFFERING THEM THE OPPORTUNITY FOR COLLEGE DEGREES, HOME OWNERSHIP, AND COMFORTABLE RETIREMENT.
       IMAGINE TODAY'S WORLD WITHOUT MUTUAL
       FUNDS. WE COULDN'T. AND WHILE THE             MFS 75 YEARS
       YEARS AHEAD WILL BRING A NUMBER OF            [graphic omitted]
       CHALLENGES, OUR 75 YEARS OF EXPERIENCE        EXPERIENCE THE FUTURE(SM)
       WILL HELP GUIDE A NEW GENERATION OF
       INVESTORS INTO THE FUTURE.

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
In 1999, MFS celebrates its 75\t/\h/ anniversary. The nation's first mutual fund -- our Massachusetts Investors Trust (MIT) -- was introduced to the public on March 21, 1924. Since then, MFS Investment Management(R), the company that grew out of that original fund, has helped guide shareholders through many economic and investment cycles, primarily by focusing on the long-term opportunities created by an expanding global economy. As of October 31, 1998, MFS manages nearly $87 billion, and the firm's 2,000 people serve
3.8 million investors and their financial advisers worldwide. Meanwhile, MIT's assets have grown to over $10 billion, and 56 mutual funds are offered in the MFS Family of Funds(R).

One of the elements to the success of MIT did not exist before our founders invented it in 1924. That is liquidity. This innovation means that if you want to sell your investment in any MFS mutual fund, you have the security of knowing that you may do so immediately and the money may be exchanged into another MFS fund or that you may add other MFS funds to your portfolio as your investment needs change. If you need your money for other purposes, it can quickly be wired or mailed to you. This daily redemption feature, through which new shares were created when people invested in MIT and were redeemed when people sold, brought another important change to the industry. Now, the price of a mutual fund's shares wasn't determined by supply and demand, but by the value of the securities owned by each portfolio.

Another factor in our growth was the development of one of the industry's first in-house research departments in 1932. Unlike many other companies that rely on Wall Street research reports, which can be used by many investors at the same time, MIT's managers built its long-term track record by visiting companies, talking to managers and competitors, and "kicking the tires" so they could judge the quality and potential of each company's products and services for themselves. Today, MFS has more than 100 full-time portfolio managers, stock analysts, and credit analysts who track the equity and bond markets. That number includes nearly 40 equity analysts who specialize in industries such as aviation, media, technology, automobiles, and utilities.

While MIT was the first mutual fund, it was not our only invention. We also established the nation's first global bond fund, first high-yield municipal bond fund, and first high-yield municipal closed-end bond fund.

We are proud of the record of MIT and of the funds in the MFS Family of Funds, but we are also proud of our long-standing relationship with financial advisers. Not only do we believe investors can benefit from the advice of these experts but, as was shown during the market volatility of 1998, people who work with financial advisers are less likely to abandon their carefully designed, long-term investment strategies.

Our ability to service your investment and information needs is also extremely important to us. Today, the MFS Service Center handles millions of transactions and phone calls every year. Supporting the work of financial advisers, promptly sending out statements and confirmations, and answering hundreds of investors' questions every day are crucial elements in maintaining long-term relationships with our fund shareholders. That link to our investors has also been enhanced by our site on the World Wide Web: ww.mfs.com. Since 1996, this site has given investors and the general public access to up-to- date information about MFS products and services, as well as market outlooks and retirement information. The site has rapidly become one of our primary vehicles for communicating with our investors and educating the public about mutual funds in general and MFS in particular.

If there is a common thread running through these milestones, it is our always-increasing commitment to providing you with the best possible investment management and shareholder service, just as we have done for the past 75 years.

As we celebrate this anniversary, it is also a time for MFS to look ahead and build on our 75 years of innovation and experience to help meet your investment needs in the next century. We appreciate your confidence and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    November 16, 1998

MANAGEMENT REVIEW AND OUTLOOK

[Photo of James J. Calmas]
     James J. Calmas

For the six months ended October 31, 1998, Class A shares of the Fund provided a total return of 2.33%, Class B shares 1.80%, Class C shares 1.75%, and Class I shares 2.27%. These returns include the reinvestment of distributions but exclude the effects of any sales charges and compare to a 4.52% return for the Merrill Lynch One- to Three-Year Government/Corporate Bond Index
(a total return index comprised of coupon-bearing U.S. Treasury issues, debt of agencies of the U.S. government, and corporate debt rated "Baa" or higher by Moody's Investors Service Inc.). It is not possible to invest directly in an index. The Fund's returns also compare to a 3.09% average return provided by other funds with similar investment objectives and policies as tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance.

Q. COULD YOU TALK ABOUT SOME THINGS THAT CONTRIBUTED TO THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

A. The biggest thing was hedge fund liquidations that hurt the corporate bond market. They caused a general credit crunch, particularly for financial services companies, making it hard for them to borrow. Also, there has been an increasing unwillingness on the part of investors to buy financial assets at lower interest rates. This has pushed up rates on these securities, which has hurt the asset-backed and commercial mortgage-backed securities markets as well as companies that depend on those markets. Unfortunately, the Fund owns the bonds of a few of these companies, and this has hurt overall performance.

Q.   SO WHERE DOES THIS SITUATION STAND TODAY? HAVE THE PROBLEMS BEEN CORRECTED?

A. Actually, in terms of defaults on credit cards and home equity loans, we have not seen any decline in the strength of underlying credits. In fact, there has been some improvement. Prepayments on home equity loans have leveled off, and the quality of new loans is slightly better because there is less competition for loans. So, on an ongoing basis, these businesses do look better. However, their financial situation has been hurt by the flight to quality U.S. Treasury securities and away from everything else. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

Q.   HAVE YOU MADE ANY ADJUSTMENTS TO THE FUND AS A RESULT OF THIS?

A. There is still quite a bit of turmoil in these markets and, since we don't think there are underlying credit problems with home equity loans, we're waiting for the environment to stabilize a little. We have already seen the corporate bond market improve. Having said that, the risks for these businesses have increased, so we may lighten up on our holdings in the corporate bond sector. We're confident in our asset-backed holdings, all of which are "AAA"-rated and many of which also have third- party insurance.

Q. HOW HAVE THE INTEREST-RATE CUTS BY THE FEDERAL RESERVE BOARD (THE FED) AFFECTED YOUR MARKETS?

A. We think the Fed's rate cuts were caused by the hedge fund liquidations mentioned previously and by an increased perception of financial risk in the markets. Even though interest rates have come down, as financing has been cut off the interest rates at which the average consumer has to borrow have not. Rates on credit cards have not come down since this summer, and companies are having increased difficulty raising capital. I think the Fed saw this as a potentially major drag on the economy and has acted aggressively to try and alleviate the credit crunch.

Q.   WHAT EFFECT HAS THIS HAD ON THE FUND?

A. It has helped. If you look at the recent improvements in the stock market, you can see that people don't foresee a major recession and that their confidence seems to be coming back, which also helps the credit markets.

Q.   DO YOU FEEL COMFORTABLE WITH THE OVERALL QUALITY OF THE PORTFOLIO?

A. We do. We are watching our holdings in consumer finance companies in the home equity loan business very closely, but we're fairly confident about the rest of the portfolio. We have reduced the investment-grade corporate weighting, and it's now under 50% of assets, compared to about 60% six months ago. At the same time, we think there is great value in the corporate market right now, but we will be very selective in adding to our holdings. Approximately 15% of assets are in lower-rated bonds that will mature or be called in 1999. Money from those holdings will be invested in higher-quality issues.

Q.   WHAT IS THE FUND'S DURATION, OR MEASURE OF INTEREST-RATE SENSITIVITY?

A. The duration is about 1.9 years, which is slightly long, given the fact that we think interest rates are going to remain low.

Q.   WHAT DO YOU SEE AS THE BIGGEST RISK GOING FORWARD?

A. Because the Fund continues to have significant corporate exposure, the biggest risk is that this market weakens. Right now, we don't see the credit markets getting worse. A few companies in the portfolio, such as home equity lenders, got caught in the credit crunch because they weren't able to raise capital. Some of them have been downgraded to below "BBB," but they will mature within a year, so we're better off just holding them until then.

Q.   LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE FIXED-INCOME MARKETS?

A. We think that once we're through with what has been a very painful period for everyone involved in the fixed-income markets, a more normal situation will return, with interest rates tightening relative to Treasuries. This should help the fixed-income markets behave more consistently.

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

JAMES J. CALMAS IS A VICE PRESIDENT -- INVESTMENTS IN THE FIXED INCOME DEPARTMENT OF MFS INVESTMENT MANAGEMENT(R) AND IS PORTFOLIO MANAGER OF MFS(R) LIMITED MATURITY FUND, MFS(R) LIMITED MATURITY SERIES, PART OF MFS(R) VARIABLE INSURANCE TRUST(SM), AND MFS(R) MERIDIAN(SM) LIMITED MATURITY FUND.

MR. CALMAS JOINED MFS IN 1988 AND WAS NAMED ASSISTANT VICE PRESIDENT IN 1991 AND VICE PRESIDENT IN 1993. HE IS A GRADUATE OF DARTMOUTH COLLEGE AND HOLDS AN M.B.A. FROM THE AMOS TUCK SCHOOL OF BUSINESS ADMINISTRATION OF DARTMOUTH COLLEGE.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial adviser, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

-------------------------------------------------------------------------------
FUND FACTS
-------------------------------------------------------------------------------

OBJECTIVE:               SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS BELIEVED
                         TO BE CONSISTENT WITH PRUDENT INVESTMENT RISK. THE FUND
                         ALSO SEEKS TO PROTECT SHAREHOLDERS' CAPITAL.

COMMENCEMENT OF
INVESTMENT OPERATIONS:   FEBRUARY 26, 1992

CLASS INCEPTION:         CLASS A  FEBRUARY 26, 1992
                         CLASS B  SEPTEMBER 7, 1993
                         CLASS C  JULY 1, 1994
                         CLASS I   JANUARY 2, 1997

SIZE:                    $201.0 MILLION NET ASSETS AS OF OCTOBER 31, 1998

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH OCTOBER 31, 1998

CLASS A

                           6 Months  1 Year   3 Years   5 Years  10 Years/Life*
-------------------------------------------------------------------------------
Cumulative Total
Return                       +2.33%  +3.88%   +17.49%   +29.28%     +46.49%
-------------------------------------------------------------------------------
Average Annual Total Return    --    +3.88%   + 5.52%   + 5.27%     + 5.88%
-------------------------------------------------------------------------------
SEC Results                    --    +1.28%   + 4.64%   + 4.74%     + 5.48%
-------------------------------------------------------------------------------

CLASS B

                           6 Months  1 Year   3 Years   5 Years  10 Years/Life*
-------------------------------------------------------------------------------
Cumulative Total
Return                       +1.80%  +2.78%   +14.41%   +23.67%     +39.96%
-------------------------------------------------------------------------------
Average Annual Total Return    --    +2.78%   + 4.59%   + 4.34%     + 5.16%
-------------------------------------------------------------------------------
SEC Results                    --    -1.11%   + 3.70%   + 4.02%     + 5.16%
-------------------------------------------------------------------------------

CLASS C

                           6 Months  1 Year   3 Years   5 Years  10 Years/Life*
-------------------------------------------------------------------------------
Cumulative Total
Return                       +1.75%  +2.72%   +14.41%   +24.32%     +40.85%
-------------------------------------------------------------------------------
Average Annual Total Return    --    +2.72%   + 4.59%   + 4.45%     + 5.26%
-------------------------------------------------------------------------------
SEC Results                    --    +1.74%   + 4.59%   + 4.45%     + 5.26%
-------------------------------------------------------------------------------

CLASS I

                           6 Months  1 Year   3 Years   5 Years  10 Years/Life*
-------------------------------------------------------------------------------
Cumulative Total
Return                       +2.27%  +3.75%   +17.49%   +29.28%     +46.49%
-------------------------------------------------------------------------------
Average Annual Total Return    --    +3.75%   + 5.52%   + 5.27%     + 5.88%
-------------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, February 26, 1992, through October 31, 1998.


NOTES TO PERFORMANCE SUMMARY

Class A share ("A") SEC results include the maximum 2.50% sales charge. Class B share ("B") SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C shares ("C") have no initial sales charge but, like B, have higher annual fees and expenses than A. C SEC results reflect the 1% CDSC applicable to shares redeemed within 12 months. Class I shares ("I") have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

B and C results include the performance and the operating expenses
(e.g., Rule 12b-1 fees) of A for periods prior to the inception of B and C. Because operating expenses of B and C are higher than those of A, B and C performance generally would have been lower than A performance. The A performance included in the B and C SEC performance has been adjusted to reflect the CDSC generally applicable to B and C rather than the initial sales charge generally applicable to A.

I results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of A for periods prior to the inception of I. Because operating expenses of A are greater than those of I, I performance generally would have been higher than A performance. The A performance included in the I performance has been adjusted to reflect the fact that I have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO CONCENTRATION AS OF OCTOBER 31, 1998

QUALITY RATINGS
Source: Standard & Poor's and Moody's

Governments                        32.9%
"AAA"                              16.1%
"AA"                                2.8%
"A"                                 5.4%
"BBB"                              38.7%
"BB"                                4.1%

Portfolio information is as of October 31, 1998. The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) - October 31, 1998

Bonds - 94.7%
-----------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)           VALUE
-----------------------------------------------------------------------------------------------
U.S. Bonds - 87.3%
  Apparel and Textiles - 1.6%
    Jones Apparel Group, Inc., 6.25s, 2001##                            $ 3,200    $  3,229,920
-----------------------------------------------------------------------------------------------
  Consumer Goods and Services - 7.6%
    Amerco Backed Assets, 6.65s, 1999##                                 $ 5,700    $  5,754,207
    Fingerhut Cos., Inc., 7.375s, 1999                                    5,500       5,586,460
    Hilfiger (Tommy) USA, Inc., 6.5s, 2003                                4,023       4,005,701
                                                                                   ------------
                                                                                   $ 15,346,368
-----------------------------------------------------------------------------------------------
  Containers - 2.2%
    Owens-Illinois, Inc., 11s, 2003                                     $ 4,058    $  4,321,770
-----------------------------------------------------------------------------------------------
  Corporate Asset Backed - 15.0%
    Aames Mortgage Trust, 6.75s, 2021                                   $ 3,889    $  3,910,876
    Amresco Residential Securities, 5.94s, 2015                           4,039       4,027,640
    Banamex Credit Card Merchant Voucher, 6.25s, 2003##                   7,800       7,836,562
    Charming Shoppes Master Trust, 7s, 1999                               4,019       4,040,341
    Green Tree Financial Corp., 6.04s, 2029                               4,106       4,107,273
    MBNA Master Credit Card Trust II, 5.25s, 2006                         2,374       2,368,065
    Merrill Lynch Mortgage Investors, Inc., 8.3s, 2011                        3           2,597
    Merrill Lynch Mortgage Investors, Inc., 10s, 2011                         8           8,196
    Merrill Lynch Mortgage Investors, Inc., 8.139s, 2022                    391         390,572
    Partners First Credit Card Master Trust, 5.509s, 2004                 3,400       3,387,250
                                                                                   ------------
                                                                                   $ 30,079,372
-----------------------------------------------------------------------------------------------
  Financial Institutions - 9.7%
    ADVANTA Corp., 6.574s, 2000                                         $ 3,780    $  3,648,154
    Associates Corp. North America, 5.75s, 2003                           3,145       3,154,404
    Contifinancial Corp., 7.5s, 2002                                      2,082       1,330,606
    GS Escrow Corp., 6.75s, 2001##                                        3,377       3,303,280
    Lehman Brothers Holdings Inc., 6.25s, 2003                            3,615       3,496,464
    Merrill Lynch & Co., 6.02s, 2001                                      2,023       2,049,279
    United Cos. Financial Corp., 9.35s, 1999                              2,870       2,531,885
                                                                                   ------------
                                                                                   $ 19,514,072
-----------------------------------------------------------------------------------------------
  Government National Mortgage Association - 3.5%
    GNMA, 7.5s, 2007 - 2011                                             $ 6,500    $  6,682,954
    GNMA, 12.5s, 2011                                                       292         333,734
                                                                                   ------------
                                                                                   $  7,016,688
-----------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 1.9%
    Columbia/HCA Healthcare Corp., 6.5s, 1999                           $ 2,342    $  2,333,288
    Hospital Corp. of America, 0s, 1999                                   1,628       1,559,673
                                                                                   ------------
                                                                                   $  3,892,961
-----------------------------------------------------------------------------------------------
  Pollution Control - 1.0%
    USA Waste Services, Inc., 6.125s, 2001                              $ 2,044    $  2,051,665
-----------------------------------------------------------------------------------------------
  Telecommunications and Cable - 10.1%
    Continental Cablevision, Inc., 11s, 2007                            $ 7,815    $  8,459,972
    Cox Communications, Inc., 6.15s, 2003                                 4,160       4,279,558
    TKR Cable, Inc., 10.5s, 2007                                          3,320       3,646,954
    WorldCom, Inc., 8.875s, 2006                                          3,659       4,009,825
                                                                                   ------------
                                                                                   $ 20,396,309
-----------------------------------------------------------------------------------------------
  U.S. Federal Agencies - 2.7%
    Federal Home Loan Mortgage Corp., 6.038s, 2027                      $ 5,334    $  5,384,273
-----------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 26.8%
    U.S. Treasury Notes, 9.125s, 1999                                   $ 2,074    $  2,123,900
    U.S. Treasury Notes, 5.375s, 2001                                    42,250      43,200,625
    U.S. Treasury Notes, 6.25s, 2001                                        765         805,040
    U.S. Treasury Notes, 6.5s, 2001                                       1,900       2,005,982
    U.S. Treasury Notes, 5.75s, 2002                                      5,500       5,771,535
                                                                                   ------------
                                                                                   $ 53,907,082
-----------------------------------------------------------------------------------------------
  Utilities -- Electric - 5.2%
    Edison Mission Energy Funding Corp., 6.77s, 2003##                  $ 2,151    $  2,228,213
    Gulf States Utilities Co., 8.21s, 2002                                5,520       5,710,937
    Salton Sea Funding Corp., 6.69s, 2000                                   805         814,034
    Salton Sea Funding Corp., 7.02s, 2000                                 1,609       1,623,933
                                                                                   ------------
                                                                                   $ 10,377,117
-----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                   $175,517,597
-----------------------------------------------------------------------------------------------
Foreign Bonds - 7.4%
  Chile - 1.7%
    Empresa Electric Guacolda S.A., 7.6s, 2001
      (Utilities - Electric)##                                          $ 3,305    $  3,340,000
-----------------------------------------------------------------------------------------------
  China - 0.8%
    Hero Asian BVI Ltd., 9.11s, 2001 (Utilities)##                      $ 1,484    $  1,533,459
-----------------------------------------------------------------------------------------------
  Colombia - 1.5%
    Republic of Colombia, 8.75s, 1999                                   $ 3,000    $  2,973,750
-----------------------------------------------------------------------------------------------
  Norway - 1.6%
    Union Bank Norway, 7.35s, 2049 (Banks and Credit Cos.)##            $ 3,339    $  3,289,449
-----------------------------------------------------------------------------------------------
  Supra-National - 1.8%
    Corporacion Andina de Fomento, 7.1s, 2003
      (Banks and Credit Cos.)                                           $ 3,800    $  3,645,340
-----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $ 14,781,998
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $191,934,330)                                        $190,299,595
-----------------------------------------------------------------------------------------------

Repurchase Agreement -- 1.0%
-----------------------------------------------------------------------------------------------
    Goldman Sachs, dated 10/30/98, due 11/02/98, total to
      be received $2,068,927 (secured by various U.S.
      Treasury and Federal Agency Obligations in a
      jointly traded account),
      at Cost                                                           $ 2,068    $  2,068,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $194,002,330)                                  $192,367,595
Other Assets, Less Liabilities -- 4.3%                                                8,604,885
-----------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                               $200,972,480
-----------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------
OCTOBER 31, 1998
--------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $194,002,330)       $192,367,595
  Receivable for Fund shares sold                                1,857,038
  Receivable for investments sold                                4,525,760
  Interest receivable                                            2,777,167
  Other assets                                                       1,037
                                                              ------------
      Total assets                                            $201,528,597
                                                              ------------
Liabilities:
  Distributions payable                                       $    238,024
  Payable for Fund shares reacquired                               151,957
  Payable to affiliates -
    Management fee                                                   4,382
    Shareholder servicing agent fee                                  1,232
    Distribution and service fee                                    66,219
    Administrative fee                                                 164
  Accrued expenses and other liabilities                            94,139
                                                              ------------
      Total liabilities                                       $    556,117
                                                             -------------
Net assets                                                    $200,972,480
                                                              ============
Net assets consist of:
  Paid-in capital                                             $210,982,565
  Unrealized depreciation on investments                        (1,634,735)
  Accumulated net realized loss on investments                  (7,821,062)
  Accumulated distributions in excess of net
    investment income                                             (554,288)
                                                              ------------
      Total                                                   $200,972,480
                                                              ============
Shares of beneficial interest outstanding                      29,001,611
                                                               ==========
Class A shares:
  Net asset value per share
    (net assets of $117,891,119 / 16,993,952 shares of
     beneficial interest outstanding)                            $6.94
                                                                 =====
  Offering price per share (100 / 97.5)                          $7.12
                                                                 =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $53,688,336 / 7,766,245 shares of
     beneficial interest outstanding)                            $6.91
                                                                 =====
Class C shares:
  Net asset value and offering price per share
    (net assets of $27,317,616 / 3,941,396 shares of
     beneficial interest outstanding)                            $6.93
                                                                 =====
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $2,075,409 / 300,018 shares of
     beneficial interest outstanding)                            $6.92
                                                                 =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------

Net investment income:
  Interest income                                              $ 6,290,274
                                                               -----------
  Expenses -
    Management fee                                             $   360,529
    Trustees' compensation                                          14,198
    Shareholder servicing agent fee                                101,398
    Distribution and service fee (Class A)                          85,068
    Distribution and service fee (Class B)                         196,508
    Distribution and service fee (Class C)                         107,687
    Administrative fee                                              13,520
    Custodian fee                                                   44,378
    Printing                                                        16,310
    Postage                                                         10,377
    Auditing fees                                                   16,442
    Legal fees                                                         891
    Miscellaneous                                                   48,828
                                                               -----------
      Total expenses                                           $ 1,016,134
    Fees paid indirectly                                           (20,703)
                                                               -----------
      Net expenses                                             $   995,431
                                                               -----------
        Net investment income                                  $ 5,294,843
                                                               -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis)
     on investment transactions                                $  (466,789)
                                                               -----------
  Change in unrealized depreciation on investments             $(1,440,925)
                                                               -----------
        Net realized and unrealized loss on investments        $(1,907,714)
                                                               -----------
            Increase in net assets from operations             $ 3,387,129
                                                               ===========

See notes to financial statements

Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED              YEAR ENDED
                                                         OCTOBER 31, 1998          APRIL 30, 1998
                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                     $   5,294,843            $  9,973,384
  Net realized loss on investments                               (466,789)             (2,372,957)
  Net unrealized gain (loss) on investments                    (1,440,925)                710,434
                                                            -------------            ------------
      Increase in net assets from operations                $   3,387,129            $  8,310,861
                                                            -------------            ------------
Distributions declared to shareholders -
  From net investment income (Class A)                      $  (3,408,971)           $ (6,198,763)
  From net investment income (Class B)                         (1,142,727)             (2,228,639)
  From net investment income (Class C)                           (556,054)             (1,187,764)
  From net investment income (Class I)                            (59,708)               (130,641)
                                                            -------------            ------------
      Total distributions declared to shareholders          $  (5,167,460)           $ (9,745,807)
                                                            -------------            ------------
Net increase in net assets from Fund share transactions     $  46,585,396            $ 10,052,470
                                                            -------------            ------------
      Total increase in net assets                          $  44,805,065            $  8,617,524
Net assets:
  At beginning of period                                      156,167,415             147,549,891
                                                            -------------            ------------

  At end of period (including accumulated distributions
  in excess of net investment income of $554,288 and
  $681,671, respectively)                                   $ 200,972,480            $156,167,415
                                                            =============            ============

See notes to financial statements

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                  SIX MONTHS ENDED         -------------------------------------------------------------------
                                  OCTOBER 31, 1998           1998           1997           1996           1995            1994
                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $ 6.99         $ 7.04         $ 7.12         $ 7.10         $ 7.14          $ 7.46
                                            ------         ------         ------         ------         ------          ------
Income from investment operations# -
  Net investment income(S)                  $ 0.22         $ 0.48         $ 0.47         $ 0.48         $ 0.46          $ 0.44
  Net realized and unrealized gain
   (loss) on investments                     (0.06)         (0.07)         (0.06)          0.03          (0.04)          (0.32)
                                            ------         ------         ------         ------         ------          ------
    Total from investment operations        $ 0.16         $ 0.41         $ 0.41         $ 0.51         $ 0.42          $ 0.12
                                            ------         ------         ------         ------         ------          ------
Less distributions declared to shareholders --
  From net investment income                $(0.21)        $(0.46)        $(0.47)        $(0.48)        $(0.46)         $(0.42)
  In excess of net investment income          --             --            (0.02)         (0.01)          --             (0.02)
                                            ------         ------         ------         ------         ------          ------
    Total distributions declared
      to shareholders                       $(0.21)        $(0.46)        $(0.49)        $(0.49)        $(0.46)         $(0.44)
                                            ------         ------         ------         ------         ------          ------
Net asset value - end of period (000
 omitted)                                   $ 6.94         $ 6.99         $ 7.04         $ 7.12         $ 7.10          $ 7.14
                                            ======         ======         ======         ======         ======          ======
Total return(+)                              2.33%++        5.97%          5.83%          7.50%          6.09%           1.61%
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses                                   0.85%+         0.89%          0.94%          0.95%          0.95%           0.85%
  Net investment income                      6.19%+         6.70%          6.57%          6.73%          6.54%           5.99%
Portfolio turnover                            190%           288%           489%           385%           498%            861%
Net assets at end of period
 (000 omitted)                            $117,891        $95,342        $91,887        $98,582        $85,773        $100,297

  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, at not more than 0.40% of average daily net assets for certain of the periods indicated. The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over/under this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:
      Net investment income                 $ --           $ 0.48         $ 0.47         $ 0.48         $ 0.46          $ 0.42
      Ratios (to average net assets)
        Expenses##                            --            0.87%          0.89%          0.91%          0.97%           1.07%
        Net investment income                 --            6.72%          6.62%          6.77%          6.52%           5.77%


See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                  SIX MONTHS ENDED       ---------------------------------------------------------------------
                                  OCTOBER 31, 1998           1998           1997           1996           1995          1994**
                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                           CLASS B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $ 6.97         $ 7.03         $ 7.11         $ 7.10         $ 7.14          $ 7.50
                                            ------         ------         ------         ------         ------          ------
Income from investment operations# -
  Net investment income(S)                  $ 0.19         $ 0.41         $ 0.41         $ 0.42         $ 0.41          $ 0.21
  Net realized and unrealized gain
   (loss) on investments                     (0.06)         (0.07)         (0.05)          0.03          (0.05)          (0.33)
                                            ------         ------         ------         ------         ------          ------
    Total from investment operations        $ 0.13         $ 0.34         $ 0.36         $ 0.45         $ 0.36          $(0.12)
                                            ------         ------         ------         ------         ------          ------
Less distributions declared to shareholders -
  From net investment income                $(0.19)        $(0.40)        $(0.42)        $(0.42)        $(0.40)         $(0.23)
  In excess of net investment income          --             --            (0.02)         (0.02)          --             (0.01)
                                            ------         ------         ------         ------         ------          ------
    Total distributions declared to
      shareholders                          $(0.19)        $(0.40)        $(0.44)        $(0.44)        $(0.40)         $(0.24)
                                            ------         ------         ------         ------         ------          ------
Net asset value - end of period             $ 6.91         $ 6.97         $ 7.03         $ 7.11         $ 7.10          $ 7.14
                                            ======         ======         ======         ======         ======          ======
Total return                                 1.80%++        4.98%          4.99%          6.52%          5.20%         (1.69)%++
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses                                   1.60%+         1.70%          1.78%          1.75%          1.81%           1.74%+
  Net investment income                      5.40%+         5.80%          5.75%          5.90%          5.73%           4.90%+
Portfolio turnover                            190%           288%           489%           385%           498%            861%
Net assets at end of period (000
 omitted)                                  $53,688        $39,229        $34,875        $26,464        $17,334         $12,072

 ** For the period from the inception of Class B, September 7, 1993, through April 30, 1994.
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, at not more than 0.40% of average daily net assets for certain of the periods indicated. The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over/under this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                 $ --           $ 0.41         $ 0.41         $ 0.42         $ 0.41          $ 0.20
      Ratios (to average net assets)
        Expenses##                            --            1.68%          1.77%          1.77%          1.82%           1.96%+
        Net investment income                 --            5.82%          5.76%          5.88%          5.72%           4.68%+

See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
                                             SIX MONTHS ENDED       ---------------------------------------------------------
                                             OCTOBER 31, 1998            1998            1997            1996         1995***
                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                                      CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $ 6.99          $ 7.05          $ 7.13          $ 7.11          $ 7.08
                                                       ------          ------          ------          ------          ------

Income from investment operations -
  Net investment income(S)                             $ 0.18          $ 0.41          $ 0.41          $ 0.41          $ 0.37
  Net realized and unrealized gain (loss) on
   investments                                          (0.06)          (0.07)          (0.06)           0.04           (0.01)
                                                       ------          ------          ------          ------          ------
    Total from investment operations                   $ 0.12          $ 0.34          $ 0.35          $ 0.45          $ 0.36
                                                       ------          ------          ------          ------          ------

Less distributions declared to shareholders -
  From net investment income                           $(0.18)         $(0.40)         $(0.41)         $(0.41)         $(0.33)
  In excess of net investment income                     --              --             (0.02)          (0.02)           --
                                                       ------          ------          ------          ------          ------

    Total distributions declared to shareholders       $(0.18)         $(0.40)         $(0.43)         $(0.43)         $(0.33)
                                                       ------          ------          ------          ------          ------
Net asset value - end of period                        $ 6.93          $ 6.99          $ 7.05          $ 7.13          $ 7.11
                                                       ======          ======          ======          ======          ======
Total return                                            1.75%++         4.94%           5.08%           6.44%           5.25%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                              1.68%+          1.74%           1.80%           1.80%           1.85%+
  Net investment income                                 5.19%+          5.76%           5.80%           5.76%           6.01%+
Portfolio turnover                                       190%            288%            489%            385%            498%
Net assets at end of period (000 omitted)             $27,318         $20,131         $18,862         $13,842          $4,450

*** For the period from the inception of Class C, July 1, 1994, through April 30, 1995.
  + Annualized.
 ++ Not annualized.
 ## For fiscal years ending after September 1, 1995, the Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, at not more than 0.40% of average daily net assets for certain of the periods indicated. The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over/under this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                            $ --            $ 0.41          $ 0.41          $ 0.41          $ 0.37
      Ratios (to average net assets)
        Expenses##                                       --             1.72%           1.81%           1.75%           1.88%+
        Net investment income                            --             5.78%           5.80%           5.81%           5.98%+

See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
                                                      SIX MONTHS ENDED             ------------------------------------------
                                                      OCTOBER 31, 1998                   1998                      1997****
                                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                                               CLASS I
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 6.98                 $ 7.04                 $ 7.08
                                                                ------                 ------                 ------

Income from investment operations -
  Net investment income(S)                                      $ 0.22                 $ 0.48                 $ 0.15
  Net realized and unrealized loss on investments                (0.06)                 (0.07)                 (0.03)
                                                                ------                 ------                 ------
      Total from investment operations                          $ 0.16                 $ 0.41                 $ 0.12
                                                                ------                 ------                 ------

Less distributions declared to shareholders -
  From net investment income                                    $(0.22)                $(0.47)                $(0.15)
  In excess of net investment income                              --                     --                    (0.01)
                                                                ------                 ------                 ------
      Total distributions declared to shareholders              $(0.22)                $(0.47)                $(0.16)
                                                                ------                 ------                 ------
Net asset value - end of period                                 $ 6.92                 $ 6.98                 $ 7.04
                                                                ======                 ======                 ======
Total return                                                     2.27%++                5.98%                  1.72%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                       0.68%+                 0.74%                  1.17%+
  Net investment income                                          6.20%+                 6.75%                  8.68%+
Portfolio turnover                                                190%                   288%                   489%
Net assets at end of period (000 omitted)                       $2,075                 $1,466                 $1,925

**** For the period from the inception of Class I, January 2, 1997, through April 30, 1997.
   + Annualized.
  ++ Not annualized.
 (S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, at not more than 0.40% of average daily net assets for certain of the periods indicated. The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over/under this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                                     $ --                   $ 0.49                 $ 0.15
      Ratios (to average net assets):
        Expenses                                                  --                    0.72%                  1.17%+
        Net investment income                                     --                    6.77%                  8.68%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Limited Maturity Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement. The Fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

At April 30, 1998, the Fund, for federal income tax purposes, had a capital loss carryforward of $5,601,702 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2003, ($3,619,464), April 30, 2005, ($1,432,459), and April 30,
2006, ($549,779).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $5,062 for the six months ended October 31, 1998.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

          First $1 billion                                   0.0150%
          Next $1 billion                                    0.0125%
          Next $1 billion                                    0.0100%
          In excess of $3 billion                            0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $27,771 for the six months ended October 31, 1998, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $7,698 for the six months ended October 31, 1998. Fees incurred under the distribution plan during the six months ended October 31, 1998, were 0.15% of average daily net assets attributable to Class A shares on an annualized basis. Payment of the remaining 0.10% per annum Class A service fee and of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $1,297 and $64 for Class B and Class C shares, respectively, for the six months ended October 31, 1998. Fees incurred under the distribution plan during the six months ended October 31, 1998, were 0.91% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis, respectively. Except in the case of the 0.25% per annum Class B service fee paid upon the sale of Class B shares in the first year, the Class B service fee is 0.15% per annum and may increase to a maximum of 0.25% per annum on such date as the Trustees of the Trust may determine.

Certain Class A shares and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 1998, were $549, $47,400, and $5,196 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, were as follows:

                                                PURCHASES             SALES
--------------------------------------------------------------------------------
U.S. government securities                   $305,367,623      $261,311,253
                                             ------------      ------------
Investments (non-U.S. government securities) $ 62,410,754      $ 62,551,355
                                             ------------      ------------

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $194,002,330
                                                               ------------
Gross unrealized depreciation                                  $ (2,574,783)
Gross unrealized appreciation                                       940,048
                                                               ------------
    Net unrealized depreciation                                $ (1,634,735)
                                                               ============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1998             YEAR ENDED APRIL 30, 1998
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                          58,293,944       $ 407,913,585        63,435,881        $445,921,523
Shares issued to shareholders
  in reinvestment of
  distributions                         348,182           2,434,641           632,833           4,458,800
Shares reacquired                   (55,292,559)       (386,779,939)      (63,470,826)       (446,086,457)
                                    -----------       -------------       -----------       -------------
    Net increase                      3,349,567       $  23,568,287           597,888       $   4,293,866
                                    ===========       =============       ===========       =============

Class B Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1998             YEAR ENDED APRIL 30, 1998
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           4,182,707       $  29,188,443         4,477,191       $  31,495,141
Shares issued to shareholders
  in reinvestment of
  distributions                         112,278             781,785           209,931           1,476,294
Shares reacquired                    (2,157,195)        (15,026,956)       (4,017,485)        (28,243,968)
                                    -----------       -------------       -----------       -------------
    Net increase                      2,137,790       $  14,943,272           669,637       $   4,727,467
                                    ===========       =============       ===========       =============

Class C Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1998             YEAR ENDED APRIL 30, 1998
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           2,330,399       $  16,315,867         2,081,330       $  14,705,683
Shares issued to shareholders
  in reinvestment of
  distributions                          54,905             383,576           116,955             825,247
Shares reacquired                    (1,323,591)         (9,254,591)       (1,992,536)        (14,059,660)
                                    -----------       -------------       -----------       -------------
    Net increase                      1,061,713       $   7,444,852           205,749       $   1,471,270
                                    ===========       =============       ===========       =============

Class I Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1998             YEAR ENDED APRIL 30, 1998
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                              87,918       $     614,566           128,478       $     910,579
Shares issued to shareholders
  in reinvestment of
  distributions                           8,563              59,707            18,451             130,116
Shares reacquired                        (6,482)            (45,288)         (210,244)         (1,480,828)
                                    -----------       -------------       -----------       -------------
    Net increase (decrease)              89,999       $     628,985           (63,315)      $    (440,133)
                                    ===========       =============       ===========       =============

(6) Line of Credit
The Fund and other affiliated funds participate in an $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended October 31, 1998, was $771.

MFS(R) LIMITED MATURITY FUND

TRUSTEES                                                SECRETARY
Richard B. Bailey* - Private Investor;                  Stephen E. Cavan*
Former Chairman and Director (until 1991),
MFS Investment Management                               ASSISTANT SECRETARY
                                                        James R. Bordewick, Jr.*
Peter G. Harwood - Private Investor
                                                        CUSTODIAN
J. Atwood Ives - Chairman and Chief Executive           State Street Bank and Trust Company
Officer, Eastern Enterprises (diversified services
company)                                                INVESTOR INFORMATION
                                                        For MFS stock and bond market outlooks, call toll
Lawrence T. Perera - Partner, Hemenway                  free:
& Barnes (attorneys)                                     1-800-637-4458 anytime from a touch-tone telephone.

William J. Poorvu - Adjunct Professor, Harvard          For information on MFS mutual funds, call your
University Graduate School of Business Administration   financial adviser or, for an information kit, call
                                                        toll free: 1-800-637-2929 any  business day from
Charles W. Schmidt - Private Investor                   9 a.m. to 5 p.m. Eastern time (or leave a message
                                                        anytime).
Arnold D. Scott* - Senior Executive
Vice President, Director, and Secretary,                INVESTOR SERVICE
MFS Investment Management                               MFS Service Center, Inc.
                                                        P.O. Box 2281
Jeffrey L. Shames* - Chairman, Chief                    Boston, MA 02107-9906
Executive Officer, and Director,
MFS Investment Management                               For general information, call toll free:
                                                        1-800-225-2606 any business day from
Elaine R. Smith - Independent Consultant                8 a.m. to 8 p.m. Eastern time.

David B. Stone - Chairman and Director,                 For service to speech- or hearing-impaired,
North American Management Corp.                         call toll free: 1-800-637-6576 any business day
(investment advisers)                                   from 9 a.m. to 5 p.m. Eastern time. (To use this
                                                        service, your phone must be equipped with a
INVESTMENT ADVISER                                      Telecommunications Device for the Deaf.)
Massachusetts Financial Services Company
500 Boylston Street                                     For share prices, account balances, and exchanges,
Boston, MA 02116-3741                                   call toll free: 1-800-MFS-TALK
                                                        (1-800-637-8255) anytime from a touch-tone
DISTRIBUTOR                                             telephone.
MFS Fund Distributors, Inc.
500 Boylston Street                                     WORLD WIDE WEB
Boston, MA 02116-3741                                   www.mfs.com

PORTFOLIO MANAGER
James J. Calmas*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

*Affiliated with the Investment Adviser

                                                                ----------------
MFS(R)  LIMITED MATURITY FUND                                       Bulk Rate
                                                                  U.S. Postage
                                                                       Paid
                                                                       MFS
                                                                ----------------
[Logo] M F S(R)
INVESTMENT MANAGEMENT
  We invented the mutual fund(R)


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Boston, MA 02116-3741










(c)1998 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741
                                                 MLM-3 12/98 14M 36/236/336/836